Federated MDT Mid Cap Growth Strategies Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R6 SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015
Effective December 29, 2016, Federated MDT Mid Cap Growth Strategies Fund will change its name to “Federated MDT Mid Cap Growth Fund.” Accordingly, any and all references to “Federated MDT Mid Cap Growth Strategies Fund” should be deleted and replaced with “Federated MDT Mid Cap Growth Fund.”
November 17, 2016
Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453405 (11/16)
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